Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Comprehensive income (loss) :
Net earnings (loss)	$ 5,747	$ (8,480)
Change in pension and postretirement benefits (net of income tax of $2,249 and $3,774, respectively)	6,782	(11,483)
Total	$ 12,529	$ (19,963)